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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/98


Institutional Investment Manager:

INVESTOR AB
ARSENALSGATAN 8C, S-103 32
STOCKHOLM SWEDEN                                  V7            NA


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    GUJE HOLMBERG                  MANAGING DIRECTOR            (212) 508-0900


Signature, Place and Date of Signing:

/s/ GUJE HOLMBERG                  NEW YORK                     NY    02/12/99




Other Managers on Whose Behalf this Report is Filed:

01 AB CATOR
02 EXTORIA TRADE AB
03 INVESTOR INTERNATIONAL (U.S.), INC.
04 INVESTOR INVESTMENTS AB
05 INVESTOR UK, LTD.
06 INVESTORS TRADING AB














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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

Aktiebolag Electrolux          COM               10198208    72042  4165000 SH       SOLE                4165000
Alkermes Inc.                  COM              01642T108     1331    60000 SH       DEFINED 03                     60000
Aris Corporation Inc.          COM               0404A101     1015    85000 SH       DEFINED 03                     85000
Astra AB                       COM CL A         046298105  1808703 88336249 SH       DEFINED 0206       86324302  2011947
Astra AB                       COM CL A         046298105  1808703 88336248 SH       DEFINED 0206       86324302  2011946
Astra AB                       COM CL B         046298204   100839  5007434 SH       DEFINED 0206        3606301  1401133
Asymetrix Learning Sys. Inc.   COM              045927100      525   120000 SH       DEFINED 03                    120000
Boston Scientific Corp         COM              101137107      536    20000 SH       DEFINED 03                     20000
Checkfree Hdgs Corp.           COM              162816102     1753    75000 SH       DEFINED 05                     75000
Checkpoint Systems Inc.        COM              162825013    10812   882600 SH       DEFINED 02                    882600
Coulter Pharmaceutical Inc.    COM              222116105      375    12500 SH       DEFINED 03                     12500
Cyberonics Inc.                COM              23251P102      709    52500 SH       DEFINED 03                     52500
Cytotherapeutics Inc.          COM              232923102       77    52500 SH       DEFINED 03                     52500
Ericsson LM Telephone Co.      COM CL B         294821400   649645 27147000 SH       SOLE               27147000
Human Genome Sciences, Inc.    COM              444903108     1778    50000 SH       DEFINED 03                     50000
Idec Pharmaceuticals           COM              449370105     1175    25000 SH       DEFINED 03                     25000
JDA Software                   COM              46612k108      262    27000 SH       DEFINED 05                     27000
MedImmune, Inc.                COM              584699102   160989  3238000 SH       SOLE                3238000
Metromedia Intl. Group Inc.    COM              591695101      544   100000 SH       DEFINED 05                    100000
Minimed, Inc.                  COM              60365K108     6076    58000 SH       DEFINED 03                     58000
Neuromedical Systems, Inc.     COM              64124H109      176   782830 SH       DEFINED 04                    782830
Pharmacyclics Inc.             COM              716933106     6694   262500 SH       DEFINED 03                    262500
Remedy Corp                    COM              759548100      753    54000 SH       DEFINED 05                     54000
Saville Systems PLC            COM              805174109     2280   120000 SH       DEFINED 05                    120000
Scania Aktiebolag              COM CL A         806018107   840688 45504200 SH       SOLE               45504200
Scania Aktiebolag              COM CL B         806018206   859910 46234345 SH       DEFINED 06         45541345   693000
SCI Systems Inc.               COM              783890106    24908   431300 SH       DEFINED 02                    431300
Sitel Corp.                    COM              81980K107      428   175400 SH       DEFINED 05                    175400
Sola Intl. Inc.                COM              834092108      825    47844 SH       DEFINED 03                     47844
Sylvan Learning Systems, Inc.  COM              871399101    74725  2450000 SH       SOLE                2450000
Xomed                          COM              98412V107      360    11250 SH       DEFINED 03                     11250
REPORT SUMMARY                 31 DATA RECORDS             6439636            6 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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